RIGHT TO USE ASSETS AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Right To Use Assets And Lease Liability
SCHEDULE OF ANNUAL RENT
Lease Term		Annual Rent
9/20/2024	9/30/2026	$7,200.00
10/1/2026	12/31/2027	$7,920.00
1/1/2028	12/31/2030	$8,712.00

SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

At December 31, 2024, and December 31, 2023, the Company had no financing leases as defined in ASC 842, “Leases.”

	December 31, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$86,088	$95,808

Liabilities

Operating lease liability	$87,474	$96,157

Weighted-average remaining lease term (three months)	3.35	1.95

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$66,394	$20,194
Impairment of right of use asset	$30,084	-
Total operating lease costs	$96,479	$20,194

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$54,144	$53,442
Right-of-use asset obtained in exchange for new operating lease liability	$30,084	$-
Impairment of right of use asset	$(30,084)	$-
Net	$-	$-

SCHEDULE OF MINIMUM LEASE PAYMENTS

Future minimum lease payments required under leases that have initial or remaining non-cancellable lease terms in excess of one year at December 31, 2024:

2025	$53,944
2026	13,143
2027	7,920
2028	8,712
2029	17,424
Total lease payments	101,143
Less: amount representing interest	(13,669)
Total lease obligations	87,474

Less: current portion of operating lease liability	(46,948)
Long-term portion operating lease liability	$40,526